May 01, 2019

T. ROWE PRICE INSTITUTIONAL U.S. STRUCTURED RESEARCH FUND

Supplement to Prospectus Dated May 1, 2019

Effective June 1, 2019, the fund’s management fee is being reduced from 0.50% to 0.33%.

To reflect the new management fee rate, effective June 1, 2019, the fee table and expense example on page 1 are revised as follows:

Fees and Expenses of the Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.33%[a]

Other expenses	0.05

Total annual fund operating expenses	0.38	[a]

a Restated to reflect current fees.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$39	$122	$213	$480